Document and Entity Information	May 01, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001090872
Document Type	8-K/A
Document Period End Date	May 01, 2024
Entity Registrant Name	AGILENT TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-15405
Entity Tax Identification Number	77-0518772
Entity Address, Address Line One	5301 Stevens Creek Boulevard
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	800
Local Phone Number	227-9770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	A
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 1, 2024, Agilent Technologies, Inc. (the “Company”) filed a Current Report on Form 8-K under Item 5.02 to report the retirement of Michael R. McMullen as President and CEO (“CEO”) of the Company and as a member of the Company’s Board of Directors (“Board”) and the appointment of Padraig McDonnell as the CEO of the Company and as a member of the Company’s Board. The Company is filing this Form 8-K/A as an amendment (Amendment No. 1) to the aforementioned Form 8-K to disclose details of Mr. McDonnell’s compensation that was expected to be approved in connection with such appointments, but was not determined at the time of the initial filing.